UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of Registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2019

Date of reporting period:  April 30, 2019

Item 1. Schedule of Investments.

Schedule of Investments April 30, 2019 (Unaudited)

Coho Relative Value Equity Fund

	Shares	Value
COMMON STOCKS - 96.1%
Communication Services - 3.4%
Omnicom Group	258,864	$20,716,886
Consumer Discretionary - 12.9%
Dollar General	218,724	27,578,909
Lowe’s Companies	239,274	27,071,460
Ross Stores	244,869	23,913,907
		78,564,276
Consumer Staples - 16.1%
Altria Group	308,886	16,781,776
Conagra Brands	584,423	17,988,540
JM Smucker	197,757	24,250,941
Kroger	656,034	16,912,556
Philip Morris International	252,867	21,888,168
		97,821,981
Energy - 7.5%
Chevron	131,547	15,793,533
Occidental Petroleum	258,911	15,244,680
Royal Dutch Shell - ADR	234,576	14,902,613
		45,940,826
Financials - 11.8%
Aflac	420,828	21,201,315
Marsh & McLennan Companies	271,462	25,596,152
State Street	370,130	25,042,996
		71,840,463
Health Care - 26.3% #
Abbott Laboratories	290,069	23,077,890
AmerisourceBergen	235,907	17,636,407
Amgen	150,961	27,070,326
CVS Health	360,501	19,604,044
Johnson & Johnson	180,234	25,449,041
Merck & Co.	291,179	22,918,699
UnitedHealth Group	105,652	24,624,312
		160,380,719
Industrials - 9.0%
3M	60,207	11,409,829
Illinois Tool Works	163,365	25,424,495
W.W. Grainger	64,038	18,058,716
		54,893,040
Information Technology - 9.1%
Automatic Data Processing	111,033	18,252,715
Global Payments	111,805	16,331,356
Microchip Technology	208,882	20,865,223
		55,449,294

Total Common Stocks		585,607,485
(Cost $514,934,903)

SHORT-TERM INVESTMENT - 3.5%
Invesco Treasury Portfolio, Institutional Class, 2.32% ^
(Cost $21,406,156)	21,406,156	21,406,156

Total Investments - 99.6%
(Cost $536,341,059)		607,013,641
Other Assets and Liabilites, Net - 0.4%		2,644,275
Total Net Assets - 100.0%		$609,657,916

ADR	- American Depositary Receipt
#
As of April 30, 2019, the Fund had a significant portion of its assets invested in the Health Care sector. Companies in this sector are subject to risks such as litigation, intellectual property issues, competition, government regulation, product approval or rejection and product obsolecense.

^	The rate shown is the annualized seven day effective yield as of April 30, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”).  GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities as of April 30, 2019:

	Level 1	Level 2	Level 3	Total
Common Stocks	$585,607,485	$–	$–	$585,607,485
Short-Term Investment	21,406,156	–	–	21,406,156
Total Investments	$607,013,641	$–	$–	$607,013,641

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                        Brian R. Wiedmeyer, President

Date   June 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Brian R. Wiedmeyer
                                        Brian R. Wiedmeyer, President

Date   June 17, 2019

By (Signature and Title) /s/ Ryan L. Roell
                                         Ryan L. Roell, Treasurer

Date   June 17, 2019